Initial Public Offering (Details) - Schedule of Shares of Class A Common Stock Subject to Redemption Reflected on the Balance Sheet - USD ($)	3 Months Ended		12 Months Ended
	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Shares of Class A Common Stock Subject to Redemption Reflected on the Balance Sheet [Abstract]
Gross proceeds from IPO			$ 150,000,000	$ 150,000,000
Less:
Proceeds allocated to Public Warrants			(225,000)	(2,250,000)
Class A common stock issuance costs			(788,956)	$ (15,717,593)
Plus:
Re-measurement of carrying value to redemption value	$ 1,516,404	$ 1,327,101	22,349,535
Partial redemptions	(134,295,092)
Class A common stock subject to redemption	36,916,399	169,695,087	168,367,986
Gross proceeds from partial exercise of overallotment option			15,000,000
Class A common stock subject to redemption	$ 169,695,087	$ 168,367,986
IPO [Member]
Less:
Proceeds allocated to Public Warrants			(2,475,000)
Class A common stock issuance costs			$ (16,506,549)